Mineral Stream Interests	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Mineral Stream Interests
10.	Mineral Stream Interests

	Six Months Ended June 30, 2019

	Cost			Accumulated Depletion & Impairment [1]				Carrying
(in thousands)	Balance Jan 1, 2019	Additions	Balance Jun 30, 2019	Balance Jan 1, 2019	Depletion	Impairment	Balance Jun 30, 2019	Amount Jun 30, 2019

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(353,816)	$(54,363)	$-	$(408,179)	$2,651,697
Sudbury [2]	623,864	-	623,864	(257,401)	(10,135)	-	(267,536)	356,328
Constancia	136,058	-	136,058	(18,511)	(3,583)	-	(22,094)	113,964
San Dimas	220,429	-	220,429	(12,234)	(6,747)	-	(18,981)	201,448
Stillwater	239,357	(4)	239,353	(2,925)	(3,195)	-	(6,120)	233,233
Other [3]	402,232	-	402,232	(380,873)	(4,113)	-	(384,986)	17,246

	$4,681,816	$(4)	$4,681,812	$(1,025,760)	$(82,136)	$-	$(1,107,896)	$3,573,916

Silver interests
Peñasquito	$524,626	-	524,626	$(135,904)	$(6,359)	$-	$(142,263)	$382,363
Antamina	900,343	-	900,343	(190,266)	(21,310)	-	(211,576)	688,767
Constancia	302,948	-	302,948	(56,717)	(9,095)	-	(65,812)	237,136
Other [4]	1,283,039	6	1,283,045	(780,401)	(5,969)	-	(786,370)	496,675

	$3,010,956	$6	$3,010,962	$(1,163,288)	$(42,733)	$-	$(1,206,021)	$1,804,941

Palladium interests
Stillwater	$263,726	$(5)	$263,721	$(4,033)	$(4,916)	$-	$(8,949)	$254,772

Cobalt interests
Voisey’s Bay	$393,422	$-	$393,422	$-	$-	$(165,912)	$(165,912)	$227,510

	$8,349,920	$(3)	$8,349,917	$(2,193,081)	$(129,785)	$(165,912)	$(2,488,778)	$5,861,139

1)

Includes cumulative impairment charges to June 30, 2019 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; Sudbury gold interest - $120 million; and Voisey’s Bay cobalt interest - $166 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.

	Year Ended December 31, 2018
	Cost				Accumulated Depletion & Impairment [1]				Carrying Amount Dec 31, 2018
(in thousands)	Balance Jan 1, 2018	Additions	Disposal	Balance Dec 31, 2018	Balance Jan 1, 2018	Depletion	Disposal	Balance Dec 31, 2018

Gold interests
Salobo	$3,059,876	$-	$-	$3,059,876	$(251,144)	$(102,672)	$-	$(353,816)	$2,706,060
Sudbury [2]	623,864	-	-	623,864	(243,876)	(13,525)	-	(257,401)	366,463
Constancia	136,058	-	-	136,058	(14,007)	(4,504)	-	(18,511)	117,547
San Dimas	-	220,429	-	220,429	-	(12,234)	-	(12,234)	208,195
Stillwater	-	239,357	-	239,357	-	(2,925)	-	(2,925)	236,432
Other [3]	402,232	-	-	402,232	(370,414)	(10,459)	-	(380,873)	21,359

	$4,222,030	$459,786	$-	$4,681,816	$(879,441)	$(146,319)	$-	$(1,025,760)	$3,656,056

Silver interests
San Dimas	$190,331	$-	$(190,331)	$-	$(55,469)	$(3,575)	$59,044	$-	$-
Peñasquito	524,626	-	-	524,626	(121,376)	(14,528)	-	(135,904)	388,722
Antamina	900,343	-	-	900,343	(142,705)	(47,561)	-	(190,266)	710,077
Constancia	302,948	-	-	302,948	(41,145)	(15,572)	-	(56,717)	246,231
Other [4]	1,282,837	202	-	1,283,039	(759,702)	(20,699)	-	(780,401)	502,638

	$3,201,085	$202	$(190,331)	$3,010,956	$(1,120,397)	$(101,935)	$59,044	$(1,163,288)	$1,847,668

Palladium interests
Stillwater	$-	$263,726	-	$263,726	$-	$(4,033)	-	$(4,033)	$259,693
Cobalt interests
Voisey’s Bay	$-	$393,422	-	$393,422	$-	$-	-	$-	$393,422

	$7,423,115	$1,117,136	$(190,331)	$8,349,920	$(1,999,838)	$(252,287)	$59,044	$(2,193,081)	$6,156,839

1)

Includes cumulative impairment charges to December 31, 2018 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Minto, Rosemont and 777 gold interests.
4)

Comprised of the currently owned Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests in addition to the Lagunas Norte, Pierina and Veladero silver interests, all of which expired on March 31, 2018.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	June 30, 2019			December 31, 2018

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$2,125,107	$526,590	$2,651,697	$2,171,292	$534,768	$2,706,060
Sudbury [1]	303,126	53,202	356,328	308,041	58,422	366,463
Constancia	104,821	9,143	113,964	108,403	9,144	117,547
San Dimas	94,674	106,774	201,448	101,421	106,774	208,195
Stillwater	206,401	26,832	233,233	209,569	26,863	236,432
Other [2]	17,246	-	17,246	21,359	-	21,359

	$2,851,375	$722,541	$3,573,916	$2,920,085	$735,971	$3,656,056

Silver interests
Peñasquito	$295,153	$87,210	$382,363	$284,194	$104,528	$388,722
Antamina	342,105	346,662	688,767	353,679	356,398	710,077
Constancia	221,123	16,013	237,136	230,983	15,248	246,231
Other [3]	92,676	403,999	496,675	87,386	415,252	502,638

	$951,057	$853,884	$1,804,941	$956,242	$891,426	$1,847,668

Palladium interests
Stillwater	$243,288	$11,484	$254,772	$248,299	$11,394	$259,693

Cobalt interests
Voisey’s Bay	$-	$227,510	$227,510	$-	$393,422	$393,422

	$4,045,720	$1,815,419	$5,861,139	$4,124,626	$2,032,213	$6,156,839

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Minto, Rosemont and 777 gold interests.
3)	Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Rosemont and 777 silver interests.

Termination of the San Dimas Silver Interest and Acquisition of the San Dimas Gold Interest

On October 15, 2004, the Company entered into an agreement with Goldcorp Inc. (“Goldcorp”) to acquire an amount equal to 100% of the silver produced by Goldcorp’s Luismin mining operations in Mexico, including the San Dimas mine. On August 6, 2010, Goldcorp completed the sale of San Dimas to Primero Mining Corp. (“Primero”), and pursuant to the amended silver purchase agreement with Primero (the “San Dimas SPA”), the Company acquired 100% of the payable silver produced at San Dimas up to 6 million ounces annually, and 50% of any excess for the life of the mine. Goldcorp also provided a guarantee with respect to the delivery by Primero of all silver produced and owing to the Company until 2029 (the “Goldcorp Guarantee”).

On May 10, 2018, First Majestic Silver Corp. (“First Majestic”) completed the acquisition of all the issued and outstanding common shares of Primero (the “Acquisition”). In connection with the Acquisition, on May 10, 2018, the Company terminated the San Dimas SPA and entered into a new precious metal purchase agreement with First Majestic relating to the San Dimas mine (the “San Dimas PMPA”). As consideration for terminating the San Dimas SPA, the Company received a cash payment of $220 million and 20,914,590 First Majestic common shares with a fair value of $151 million (the “First Majestic Shares”), and the Goldcorp Guarantee was terminated in exchange for a payment of $10 million, with the net result being that the Company has reflected a gain on disposal during the six months ended June 30, 2018 of the San Dimas SPA in the amount of $246 million, calculated as follows:

(in thousands)
Cash received	$220,000
Fair value of First Majestic shares received	151,000
Fee from Goldcorp in exchange for release from the guarantee of deliveries relative to San Dimas	10,000
Total net proceeds from the disposal of the San Dimas SPA	$381,000
Less: carrying value plus closing costs	(135,285)
Gain on disposal of the San Dimas SPA	$245,715